Pay vs Performance Disclosure U_pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the five years in the period ended December 31, 2025. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officers (“PEOs”) and the average “actual” compensation paid to our other Named Executive Officers (“NEOs”).

The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2025, 2024, 2023, 2022 and 2021:

Year	Summary Compensation Table Total for 'PEO(1)	Compensation Actually Paid to PEO(1) (2)	Average Summary Compensation Table Total	Average Compensation Actually Paid to Non-PEO	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (In	Adjusted EBITDA (in Millions)
			for Non-PEO NEOs(1)	NEOs(1) (2)	TSR	Peer Group TSR(3)	Millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$21,470,708	$31,013,211	$6,641,786	$9,172,505	$769.90	$346.67	$1,956.7	$4,957.4
2024	15,515,793	77,266,052	5,171,004	22,488,366	728.89	337.47	1,553.5	4,142.3
2023	14,191,630	28,563,134	4,581,109	8,656,712	347.40	223.87	1,579.3	3,530.0
2022	15,202,542	39,196,628	4,719,589	11,823,921	287.16	187.88	1,531.4	2,901.1
2021	14,691,940	40,278,218	4,364,561	12,154,312	200.01	145.02	422.1	2,052.0

(1)
The PEO reflected in columns (b) and (c) for all years represents Matthew J. Meloy. The non-PEO NEOs reflected in columns (d) and (e) for each of 2021, 2022, 2023, 2024 and 2025 are as follows: Jennifer R. Kneale, Patrick J. McDonie, D. Scott Pryor and Robert M. Muraro. Non-PEO William A. Byers is also reflected in columns (d) and (e) for 2025.
(2)
The Company deducted from and added to the Summary Compensation Table total compensation as disclosed in the tables below to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K, as disclosed in columns (c) and (e) for the PEO and Non-PEO NEOs in 2025. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.
(3)
The peer group that we have used for purposes of this Pay Versus Performance section is the Alerian US Midstream Energy Index, which is the same index that we use for our stock performance graph each year within our Annual Report on Form 10-K.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(1)
The PEO reflected in columns (b) and (c) for all years represents Matthew J. Meloy. The non-PEO NEOs reflected in columns (d) and (e) for each of 2021, 2022, 2023, 2024 and 2025 are as follows: Jennifer R. Kneale, Patrick J. McDonie, D. Scott Pryor and Robert M. Muraro. Non-PEO William A. Byers is also reflected in columns (d) and (e) for 2025.

Peer Group Issuers, Footnote
(3)
The peer group that we have used for purposes of this Pay Versus Performance section is the Alerian US Midstream Energy Index, which is the same index that we use for our stock performance graph each year within our Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 21,470,708	$ 15,515,793	$ 14,191,630	$ 15,202,542	$ 14,691,940
PEO Actually Paid Compensation Amount	$ 31,013,211	77,266,052	28,563,134	39,196,628	40,278,218
Adjustment To PEO Compensation, Footnote

2025
PEO Summary Compensation Table Totals	$21,470,708
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(16,275,993)
Fair value at year end of equity awards granted during the year	12,707,641
Fair value of equity awards granted and vested during the year	0
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	3,105,447
Change in fair value of equity awards granted in prior years that vested during the year	8,434,722
Equity awards granted in prior years that were forfeited during the year	0
Dividends or other earnings paid on equity awards during the year	1,570,687
Total Equity Award Related Adjustments	9,542,503
Compensation Actually Paid Totals	$31,013,211

Non-PEO NEO Average Total Compensation Amount	$ 6,641,786	5,171,004	4,581,109	4,719,589	4,364,561
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,172,505	22,488,366	8,656,712	11,823,921	12,154,312
Adjustment to Non-PEO NEO Compensation Footnote

2025
Non-PEO NEOs Summary Compensation Table Totals	$6,641,786
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(4,557,067)
Fair value at year end of equity awards granted during the year	3,558,341
Fair value of equity awards granted and vested during the year	0
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	838,652
Change in fair value of equity awards granted in prior years that vested during the year	2,332,764
Equity awards granted in prior years that were forfeited during the year	0
Dividends or other earnings paid on equity awards during the year	358,030
Total Equity Award Related Adjustments	2,530,719
Average Compensation Actually Paid Totals	$9,172,505

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures for Fiscal Year 2025

The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2025 as further described in our CD&A.

Most Important Financial Performance Measures
Adjusted EBITDA
Cash Flow from Operations per Share
Relative TSR

Total Shareholder Return Amount	$ 769.9	728.89	347.4	287.16	200.01
Peer Group Total Shareholder Return Amount	$ 346.67	$ 337.47	$ 223.87	$ 187.88	$ 145.02
Company Selected Measure Amount	4,957.4	4,142.3	3,530.0	2,901.1	2,052.0
PEO Name	Matthew J. Meloy	Matthew J. Meloy	Matthew J. Meloy	Matthew J. Meloy	Matthew J. Meloy
Net Income (Loss)	$ 1,956,700,000	$ 1,553,500,000	$ 1,579,300,000	$ 1,531,400,000	$ 422,100,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow from Operations per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,542,503
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,275,993)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,707,641
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,105,447
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,434,722
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,570,687
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,530,719
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,557,067)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,558,341
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	838,652
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,332,764
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 358,030